Repurchase of shares	12 Months Ended
Dec. 31, 2023
Repurchase of shares
Repurchase of shares

17.          Repurchase of shares

In March 2022, the Board of Directors of the Company authorized another share repurchase program (the “2022 Share Buyback Program”), whereby the Company may repurchase up to USD20 million of its shares over the next twelve months through various legally permissible means, including open market purchases at prevailing prices and algorithmic trading, privately negotiated transactions, block trades, or other methods depending on market conditions and in compliance with applicable regulations. During the year ended December 31, 2023, 569,748 ADSs (2022: 4,409,974) were purchased at an aggregate consideration of approximately USD1.1 million (2022: USD6.7 million) under the 2022 Share Buyback Program.

In June 2023, the Board of Directors of the Company authorized another share repurchase program (the “2023 Share Buyback Program”), whereby the Company may repurchase up to USD20 million of common shares or ADSs over the next twelve months through various legally permissible means, including open market purchases at prevailing prices and algorithmic trading, privately negotiated transactions, block trades, or other methods depending on market conditions and in compliance with applicable regulations. During the year ended December 31, 2023, 2,037,721 ADSs were purchased at an aggregate consideration of approximately USD3.6 million under the 2023 Share Buyback Program.